Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments [Abstract]
INVESTMENTS

9 - INVESTMENTS

The Company accounts for its private company investments without readily determinable fair values under the cost method. These investments, for which the Company is not able to exercise significant influence over any one individual investee, is measured and accounted for using an alternative measurement basis of a) the security’s carrying value at cost, b) less any impairment and c) plus or minus any qualifying observable price changes. Observable price changes or impairments recognized on the Company’s private company investments would be classified as a Level 3 financial instrument within the fair value hierarchy based on the nature of the fair value inputs. Any adjustments to the carrying values are recognized in other income, net in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2024, the Company performed the qualitative assessment for impairment of its investments. Based on this qualitative assessment, impairment indicators were present for one of its investments; therefore, the company performed an analysis to estimate its fair value and recognized an impairment loss of $216,278. As of September 30, 2025, there were no indicators of impairment. These investments, which do not have a stated contractual maturity date, were classified as Investments on the Company’s consolidated balance sheets.

8 - INVESTMENTS

The Company accounts for its private company investments without readily determinable fair values under the cost method. These investments, for which the Company is not able to exercise significant influence over any one individual investee, are measured and accounted for using an alternative measurement basis of a) the security’s carrying value at cost, b) less any impairment and c) plus or minus any qualifying observable price changes. Observable price changes or impairments recognized on the Company’s private company investments would be classified as a Level 3 financial instrument within the fair value hierarchy based on the nature of the fair value inputs. Any adjustments to the carrying values are recognized in other income, net in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2024, the Company performed the qualitative assessment for impairment of its investments. Based on this qualitative assessment, impairment indicators were present for one of its investments; therefore, the Company performed an analysis to estimate its current fair value and subsequently recognized an impairment loss of $216,278, as it was determined that the investment was fully impaired. As of December 31, 2024 and 2023, the carrying value of the Company’s private company investments, including impairment, was $235,596 and $451,874, respectively, and were included in investments on the Company’s consolidated balance sheet as these investments did not have a stated contractual maturity date.